Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of effect of adoption of IFRS 16 (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Liabilities [abstract]
Finance lease payable	$ 916,948		$ 599,502
Adoption of IFRS 16 [Member]
Assets [abstract]
Right-of-use assets		$ 599,502
Liabilities [abstract]
Finance lease payable		$ 599,502